Business Combinations (Tables)	6 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
Schedule of Total Consideration Transferred

The following table summarizes the total consideration transferred to the PIH unitholders:

(in thousands)
Purchase price:
Cash	$134,994
1,717,391 Class A common stock	18,977
1,000,658 EQV Holdings common units	11,057
Total purchase consideration	$165,028

The following table summarizes the total consideration transferred to the EQVR unitholders:

(in thousands)
Purchase price:
Cash	$29,022
3,422,260 Class A common stock	37,816
Total purchase consideration	$66,838

Schedule of Recognized Amounts of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the recognized amounts of identified assets acquired and liabilities assumed:

(in thousands)
Assets acquired
Cash and cash equivalents	$7,926
Restricted cash	11,051
Accounts receivable, oil and gas	23,275
Accounts receivable, joint interest owners	10,779
Derivative assets - current	8,550
Prepaid expenses and other current assets	9,256
Oil and natural gas properties, successful efforts	609,218
Other property and equipment, net	5,221
Derivative assets - noncurrent	4,009
Right-of-use assets	117
Other noncurrent assets	2,097
Total assets acquired	$691,499

Liabilities assumed
Accounts payable	17,139
Production taxes payable	3,991
Revenue and royalties payable	22,639
Derivative liabilities - current	26,943
Current portion of long-term debt	9,142
Lease liabilities, current	122
Other current liabilities	88,852
Long-term debt, net	274,677
Asset retirement obligations	63,390
Derivative liabilities - noncurrent	15,311
Deferred tax liabilities - noncurrent	4,265
Total liabilities assumed	$526,471

Total net assets acquired	$165,028

The following table summarizes the recognized amounts of identified assets acquired and liabilities assumed:

(in thousands)
Assets acquired
Cash and cash equivalents	$694
Accounts receivable, oil and gas	2,277
Accounts receivable, joint interest owners	3,898
Derivative assets - current	1,157
Oil and natural gas properties, successful efforts	89,395
Other property and equipment, net	47
Derivative assets - noncurrent	371
Total assets acquired	$97,839

Liabilities assumed
Accounts payable	4,245
Revenue and royalties payable	7
Derivative liabilities - current	1,678
Other current liabilities	1,372
Asset retirement obligations	15,398
Derivative liabilities - noncurrent	1,402
Deferred tax liabilities - noncurrent	6,899
Total liabilities assumed	$31,001

Total net assets acquired	$66,838